Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue
Cost of revenue
Gross profit
Operating expenses:
General and administrative	(340,065)	(212,578)	(291,435)
Compensation and related costs	(602,670)	(340,657)	(106,701)
Stock based compensation	(115,038)	(104,140)	(148,853)
Total operating expenses	(1,057,773)	(657,375)	(546,989)
Loss from operations	(1,057,773)	(657,375)	(546,989)
Other expense (income):
Other income (expense)	(14,072)		(1,449)
Other income (expense)	(14,072)		(1,449)
Loss before provision for income taxes	(1,071,845)	(657,375)	(548,438)
Provision for income taxes
Net loss	$ (1,071,845)	$ (657,375)	$ (548,438)
Basic and diluted loss per share
Net loss per share - Basic	$ (0.12)	$ (0.08)	$ (0.09)
Net loss per share - Diluted	$ (0.12)	$ (0.08)	$ (0.09)
Weighted-average number of common shares outstanding:
Weighted average number of common shares outstanding - Basic	9,029,706	8,118,737	6,148,212
Weighted average number of common shares outstanding - Diluted	9,029,706	8,118,737	6,148,212
Comprehensive loss:
Net loss	$ (1,071,845)	$ (657,375)	$ (548,438)
Foreign curreny translation adjustment	(35,489)	(6,950)	74,338
Comprehensive loss	$ (1,107,334)	$ (664,325)	$ (474,100)